Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value assets measured on recurring basis	$ 23,899	$ 19,492	$ 13,413
Fair value liabilities measured on recurring basis	103,066	125,495	107,029
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value assets measured on recurring basis	23,899	19,492	13,413
Fair value liabilities measured on recurring basis	48,581	35,486	24,647
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value liabilities measured on recurring basis	54,485	90,009	82,382
Foreign Exchange Forward
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value liabilities measured on recurring basis	15,403
Foreign Exchange Forward | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value liabilities measured on recurring basis	15,403
Deferred Compensation Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value liabilities measured on recurring basis	23,572	19,843	14,071
Deferred Compensation Liabilities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value liabilities measured on recurring basis	23,572	19,843	14,071
Contingent Consideration Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value liabilities measured on recurring basis	54,485	90,009	82,382
Contingent Consideration Liabilities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value liabilities measured on recurring basis	54,485	90,009	82,382
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value assets measured on recurring basis	52
Fair value liabilities measured on recurring basis	9,606	15,643	10,576
Interest Rate Swap | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value assets measured on recurring basis	52
Fair value liabilities measured on recurring basis	9,606	15,643	10,576
Cash Surrender Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value assets measured on recurring basis	23,847	19,492	13,413
Cash Surrender Value | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value assets measured on recurring basis	$ 23,847	$ 19,492	$ 13,413